N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments September 30, 2013 (unaudited)
	Principal Amount	Fair Value
CORPORATE BONDS (98.8%)

Consumer Discretionary (26.6%)
AMC Entertainment Inc 8.750% 06/01/19	$45,000	$48,375
AMC Entertainment Holdings 9.750% 12/01/20	135,000	153,900
313 Group, Inc. - 144A 6.375% 12/01/19	60,000	56,700
Academy Ltd -144A 9.250% 08/01/19	70,000	78,050
#Allegion US Holdings Co - 144A 5.757% 10/01/21	30,000	30,000
Allison Transmission Inc - 144A 7.125% 05/15/19	125,000	132,812
American Axle & MFG Inc 7.750% 11/15/19	50,000	55,750
American Axle & MFG Inc 6.250% 03/15/21	25,000	25,750
American Tire Dist Inc 9.750% 06/01/17	60,000	63,150
BC Mountain LLC - 144A 7.000% 02/01/21	10,000	9,925
CCO Holdings LLC/CAP Corp 7.000% 01/15/19	155,000	164,106
CCO Holdings LLC/CAP Corp 7.375% 06/01/20	60,000	64,800
CCO Holdings LLC/CAP Corp 5.250% 09/30/22	60,000	55,500
CCO Holdings LLC/Cap Corp - 144A 5.250% 03/15/21	40,000	38,400
CSC Holdings LLC 8.625% 02/15/19	115,000	133,400
Cablevision Systems Corp 8.625% 09/15/17	30,000	34,425
*Caesars Entertainment 8.500% 02/15/20	155,000	142,600
Caesars Operating Escrow 9.000% 02/15/20	275,000	257,812
*Chrysler GP/CG CO-Issuer 8.000% 06/15/19	200,000	221,000
Cinemark USA Inc 7.375% 06/15/21	60,000	64,800
Cinemark USA Inc 4.875% 06/01/23	45,000	41,400
Claires Stores Inc 8.875% 03/15/19	85,000	90,950
Claire's Stores Inc - 144A 9.000% 03/15/19	160,000	177,200
Claire's Stores Inc - 144A 7.750% 06/01/20	15,000	14,662
Clear Channel Communication 9.000% 03/01/21	180,000	174,150
Clear Channel Worldwide 7.625% 03/15/20	5,000	5,125
Clear Channel Worldwide 7.625% 03/15/20	115,000	118,737
Clear Channel Worldwide 6.500% 11/15/22	95,000	96,425
Clear Channel Worldwide 6.500% 11/15/22	245,000	249,900
Dana Holding Corp 6.500% 02/15/19	55,000	58,437
Dana Holding Corp 5.375% 09/15/21	60,000	58,950
Dana Holding Corp 6.000% 09/15/23	15,000	14,887
*Dish DBS Corp 7.875% 09/01/19	270,000	307,800
Dish DBS Corp 6.750% 06/01/21	115,000	120,893
Dish DBS Corp 5.875% 07/15/22	145,000	142,825
Dish DBS Corp 5.125% 05/01/20	75,000	74,250
Dreamworks Animation SKG 6.875% 08/15/20	5,000	5,187
Easton-Bell Sports Inc 9.750% 12/01/16	185,000	196,101
Ford Motor Credit Co LLC 5.000% 05/15/18	75,000	82,166
General Motors Co - 144A 4.875% 10/02/13	230,000	224,825
General Motors Finl Co - 144A 2.750% 05/15/16	35,000	34,913
General Motors Finl Co - 144A 3.250% 05/15/18	15,000	14,588
General Motors Finl Co - 144A 4.250% 05/15/23	35,000	31,981
Goodyear Tire & Rubber Corp 8.750% 08/15/20	45,000	51,638
Goodyear Tire & Rubber Corp 8.250% 08/15/20	95,000	106,163
Goodyear Tire & Rubber 6.500% 03/01/21	45,000	45,787
Gymboree Corp 9.125% 12/01/18	90,000	87,975
HD Supply Inc 8.125% 04/15/19	120,000	133,200
HD Supply Inc 11.000% 04/15/20	50,000	59,875
HD Supply Inc 11.500% 07/15/20	75,000	89,437
Hanesbrands Inc 6.375% 12/15/20	75,000	80,812
Harrahs Operating Co Inc 11.250% 06/01/17	160,000	162,400
Harrahs Operating Co Inc 10.000% 12/15/18	60,000	31,500
#Hilton Worldwide Finance - 144A 5.625% 10/15/21	55,000	55,137
Hughes Satellite Systems Corp 6.500% 06/15/19	70,000	74,025
Interactive Data Corp 10.250% 08/01/18	107,000	118,235
Inventiv Health Inc - 144A 10.000% 08/15/18	35,000	28,087
Inventiv Health Inc - 144A 10.000% 08/15/18	50,000	40,125
Inventiv Health Inc - 144A 9.000% 01/15/18	85,000	85,425
Isle of Capri Casinos 5.875% 03/15/21	100,000	93,750
J Crew Group 8.125% 03/01/19	95,000	100,106
Jarden Corp 7.500% 01/15/20	100,000	108,375
Libbey Glass Inc 6.875% 05/15/20	54,000	57,510
Limited Brands Inc 6.625% 04/01/21	100,000	108,125
Lynx I Corp - 144A 5.375% 04/15/21	200,000	195,000
MGM Mirage Inc 8.625% 02/01/19	285,000	327,750
MGM Mirage Inc 7.750% 03/15/22	40,000	43,350
MGM Mirage Inc 6.750% 10/01/20	125,000	131,250
MGM Mirage Inc 6.625% 12/15/21	50,000	51,750
Marina District Fin 9.875% 08/15/18	135,000	146,475
McGraw-Hill Global ED - 144A 9.750% 04/01/21	40,000	42,400
(1)Michaels Finco Hldg/Inc 7.500% 08/01/18	45,000	45,563
Michaels Stores Inc 7.750% 11/01/18	150,000	161,250
Nexstar Broadcasting, Inc - 144A 6.875% 11/15/20	95,000	96,662
Nexstar/Mission Broadcast 8.875% 04/15/17	60,000	65,280
Nexeo Solutions LLC/Corp 8.375% 03/01/18	65,000	64,675
#Paris Las Vegas Holdings - 144A 8.000% 10/01/20	80,000	79,100
PC Merger Sub Inc - 144A 8.875% 08/01/20	140,000	150,500
JC Penney Corp 5.750% 02/15/18	35,000	27,475
JC Penney Corp 6.375% 10/15/36	65,000	45,337
JC Penney Corp 7.950% 04/01/17	15,000	12,862
Petco Animal Supplies - 144A 9.250% 12/01/18	35,000	37,538
Polymer Group Inc 7.750% 02/01/19	95,000	101,531
Quebecor Media 7.750% 03/15/16	114,000	115,995
Quebecor Media 5.750% 01/15/23	90,000	84,825
RHP Hotel PPTY - 144A 5.000% 04/15/21	30,000	28,125
RKI EXP & Prod - 144A 8.500% 08/01/21	60,000	60,300
RSI Home Products Inc - 144A 6.875% 03/01/18	20,000	20,650
Radio Systems Corp - 144A 8.375% 11/01/19	80,000	86,600
Sabre Inc - 144A 8.500% 05/15/19	195,000	210,844
Sally Holdings 6.875% 11/15/19	75,000	82,125
Sally Holdings 5.750% 06/01/22	50,000	50,125
Samson Investment Company - 144A 9.750% 02/15/20	55,000	58,300
Serta Simmons Hldgs LLC - 144A 8.125% 10/01/20	200,000	210,500
Service Corp Intl 6.750% 04/01/16	20,000	21,675
Service Corp Intl 7.625% 10/01/18	25,000	28,313
Service Corp Intl 7.500% 04/01/27	95,000	100,700
Service Corp Intl 7.000% 05/15/19	60,000	63,900
Service Corp Intl - 144A 5.375% 01/15/22	10,000	9,538
Servicemaster Company 7.000% 08/15/20	90,000	85,050
Sirius XM Radio INC - 144A 4.250% 05/15/20	90,000	84,150
Sirius XM Radio INC - 144A 5.750% 08/01/21	45,000	44,775
Tempur Pedic Internation 6.875% 12/15/20	50,000	52,250
Uncle Acquistion 2010 8.625% 02/15/19	120,000	122,400
Vail Resorts Inc 6.500% 05/01/19	150,000	159,000
Videotron Ltd 5.000% 07/15/22	25,000	23,750
Visteon Corp 6.750% 04/15/19	119,000	126,438
William Carter 5.250% 08/15/21	15,000	15,000
Wolverine World Wide 6.125% 10/15/20	10,000	10,375
Zayo Escrow Corp 8.125% 01/01/20	30,000	32,813
		9,699,558

Consumer Staples (5.4%)
Armored AutoGroup Inc 9.250% 11/01/18	40,000	36,100
B&G Foods Inc 4.625% 06/01/21	25,000	23,875
Bumble Bee Acquisition - 144A 9.000% 12/15/17	134,000	145,055
*Central Garden & Pet Co 8.250% 03/01/18	180,000	177,750
Chiquita Brands Intl - 144A 7.875% 02/01/21	55,000	58,437
Constellation Brands Inc 3.750% 05/01/21	35,000	32,331
*Del Monte Corp 7.625% 02/15/19	225,000	233,437
Mem Prod Part LP/Fin Corp 7.625% 05/01/21	50,000	48,375
Michael Foods Inc 9.750% 07/15/18	60,000	65,625
Post Holdings Inc 7.375% 02/15/22	135,000	141,919
Post Holdings Inc - 144A 7.375% 02/15/22	10,000	10,513
Reynolds GRP ISS/Reynold 9.875% 08/15/19	200,000	217,000
*Reynolds GRP ISS/Reynold 9.000% 04/15/19	400,000	420,000
Reynolds Group 5.750% 10/15/20	145,000	145,544
Rite Aid Corp 9.250% 03/15/20	90,000	102,150
Spectrum Brands Hldgs 6.750% 03/15/20	40,000	42,500
Spectrum Brands Escrow Corp - 144A 6.375% 11/15/20	25,000	26,062
Spectrum Brands Escrow Corp - 144A 6.625% 11/15/22	25,000	25,937
		1,952,610

Energy (9.7%)
Access Midstream Partner 4.875% 05/15/23	60,000	56,400
*Arch Coal Inc 8.750% 08/01/16	25,000	25,000
Arch Coal Inc 7.000% 06/15/19	40,000	31,000
Arch Coal Inc 7.250% 06/15/21	105,000	79,275
Berry Petroleum Co 6.375% 09/15/22	45,000	45,225
Breitburn Energy Partner 8.625% 10/15/20	75,000	79,125
Breitburn Energy Partner 7.875% 04/15/22	75,000	74,813
Chesapeake Energy Corp 6.625% 08/15/20	115,000	123,625
Chesapeake Energy Corp 5.750% 03/15/23	20,000	20,050
Access Midstream Partner 5.875% 04/15/21	30,000	30,825
Chesapeake Midstream PT 6.125% 07/15/22	45,000	46,237
Continental Resources 5.000% 09/15/22	70,000	70,437
Crosstex Energy LP 8.875% 02/15/18	165,000	175,312
Denbury Resources Inc 8.250% 02/15/20	95,000	104,263
EP Ener/Everest Acq Fin 7.750% 09/01/22	75,000	81,375
EV Energy Partners 8.000% 04/15/19	135,000	135,000
Eagle Rock Energy Partners 8.375% 06/01/19	35,000	35,000
El Paso Corporation 7.250% 06/01/18	90,000	100,939
Forest Oil Corp 7.250% 06/15/19	50,000	50,000
Halcon Resources Corp 8.875% 05/15/21	135,000	138,375
Halcon Resources Corp - 144A 9.250% 02/15/22	30,000	31,200
Hiland Part Lp/Corp - 144A 7.250% 10/01/20	45,000	46,913
James River Escrow Inc 7.875% 04/01/19	40,000	12,600
Kodiak Oil & Gas Corp 8.125% 12/01/19	100,000	109,250
Kodiak Oil & Gas Corp - 144A 5.500% 01/15/21	10,000	9,825
Kodiak Oil & Gas Corp - 144A 5.500% 02/01/22	10,000	9,750
Legacy Reserves/Finance - 144A 8.000% 12/01/20	70,000	70,700
Legacy Reserves/Finance - 144A 6.625% 12/01/21	35,000	32,725
Linn Energy LLC 7.750% 02/01/21	170,000	170,850
Linn Energy LLC - 144A 6.250% 11/01/19	125,000	117,813
Meg Energy Corp 6.375% 01/30/23	50,000	49,000
#Meg Energy Corp - 144A 7.000% 03/31/24	30,000	30,187
Markwest Energy Part/Fin 5.500% 02/15/23	75,000	75,188
Midstates Petro Inc - 144A 10.750% 10/01/20	50,000	52,500
Midstates Petro Inc - 144A 9.250% 06/01/21	45,000	44,437
Oasis Petroleum Inc - 144A 6.875% 03/15/22	55,000	58,025
Peabody Energy Corp 6.000% 11/15/18	75,000	74,812
Peabody Energy Corp 6.250% 11/15/21	30,000	29,100
*Plains Exploration & Production 6.500% 11/15/20	165,000	177,032
Plains Exploration & Production 6.875% 02/15/23	85,000	91,162
QR Energy LP/QRE Finance 9.250% 08/01/20	70,000	71,750
Regency Energy Partners 5.500% 04/15/23	50,000	48,000
Rentech NIT Part/Finance - 144A 6.500% 04/15/21	45,000	44,100
Sandridge Energy Inc 7.500% 03/15/21	45,000	45,450
Sandridge Energy Inc 8.125% 10/15/22	20,000	20,200
Sandridge Energy Inc 7.500% 02/15/23	10,000	9,900
Tervita Corp - 144A 8.000% 11/15/18	70,000	70,262
Tesoro Corp 5.875% 10/01/20	60,000	59,850
Tesoro Corp 6.125% 10/15/21	35,000	35,175
Trinidad Drilling Ltd - 144A 7.875% 01/15/19	80,000	84,400
Vanguard Nat Res/VNR Fin 7.875% 04/01/20	85,000	86,062
Whiting Petroleum Corp 5.750% 03/15/21	145,000	148,987
WPX Energy Inc 6.000% 01/15/22	25,000	25,343
		3,544,824

Financials (8.5%)
*Ally Financial Inc 6.250% 12/01/17	420,000	449,126
Ally Financial Inc 5.500% 02/15/17	150,000	157,420
(2)Ally Financial Inc 2.946% 07/18/16	55,000	55,413
Avaya Inc - 144A 7.000% 04/01/19	115,000	107,525
Avaya Inc 10.500% 03/01/21	10,165	8,234
(2)*Bank of America Corp 8.000% 12/29/49	165,000	179,438
Cit Group Inc - 144A 5.500% 02/15/19	55,000	57,750
Cit Group Inc 5.250% 03/15/18	120,000	125,700
Cit Group Inc 4.250% 08/15/17	110,000	112,062
CNH Capital LLC 6.250% 11/01/16	55,000	60,500
Corrections Corp of America 4.125% 04/01/20	70,000	66,325
Corrections Corp of America 4.625% 05/01/23	15,000	13,969
#Denali Borrower - 144A 5.625% 10/15/20	100,000	97,125
Geo Group Inc 7.750% 10/15/17	110,000	114,851
Geo Group Inc 6.625% 02/15/21	65,000	68,250
#Geo Group Inc - 144A 5.875% 01/15/22	65,000	64,188
*Intl Lease Fin Corp 8.750% 03/15/17	290,000	332,774
Intl Lease Fin Corp 6.250% 05/15/19	80,000	84,000
Intl Lease Fin Corp 5.875% 04/01/19	200,000	208,223
Nielsen Co Lux Sarl - 144A 5.500% 10/01/21	30,000	30,038
Nuveen Investments Inc - 144A 9.500% 10/15/20	95,000	92,862
Realogy Corp - 144A 7.875% 02/15/19	120,000	131,100
Realogy Corp - 144A 7.625% 01/15/20	70,000	78,050
UPCB Fin III LTD - 144A 6.625% 07/01/20	300,000	318,000
WMG Acquisition Corp 11.500% 10/01/18	40,000	46,100
WMG Acquisition Corp - 144A 6.000% 01/15/21	36,000	37,350
		3,096,373

Health Care (10.2%)
Accellent Inc 8.375% 02/01/17	85,000	88,506
Accellent Inc 10.000% 11/01/17	100,000	92,000
Alere Inc - 144A 6.500% 06/15/20	25,000	24,781
Biomet Inc 6.500% 08/01/20	190,000	196,175
DJO Fin LLC/DJO Fin Corp 7.750% 04/15/18	150,000	148,500
DJO Fin LLC/DJO Fin Corp 8.750% 03/15/18	50,000	54,375
DJO Fin LLC/DJO Fin Corp 9.875% 04/15/18	20,000	21,200
Davita Inc 6.375% 11/01/18	25,000	26,250
Davita Inc 6.625% 11/01/20	70,000	74,375
Davita Inc 5.750% 08/15/22	10,000	9,887
Fresenius Med Care II - 144A 5.625% 07/31/19	30,000	31,275
HCA Inc 6.500% 02/15/20	90,000	97,537
*HCA Inc 7.500% 02/15/22	470,000	515,825
*HCA Holdings Inc 7.750% 05/15/21	260,000	276,575
HCA Holdings Inc 6.250% 02/15/21	65,000	66,056
Healthsouth Corp 8.125% 02/15/20	65,000	70,769
Healthsouth Corp 7.750% 09/15/22	54,000	57,914
Healthsouth Corp 5.750% 11/01/24	25,000	24,000
Health Management Assoc 6.125% 04/15/16	105,000	114,713
Health Management Assoc 7.375% 01/15/20	50,000	54,781
(1)Healthcare Technology Inc - 144A 7.375% 09/01/18	25,000	25,531
Hologic Inc 6.250% 08/01/20	105,000	109,331
Hospira Inc 5.200% 08/12/20	15,000	15,261
Hospira Inc 5.800% 08/12/23	15,000	15,261
IMS Health Inc - 144A 6.000% 11/01/20	90,000	91,913
Kinetics Concept/KCI USA 10.500% 11/01/18	195,000	215,231
Radiation Therapy Service 9.875% 04/15/17	100,000	71,500
Radiation Therapy Service 8.875% 01/15/17	60,000	59,550
Tenet Healthcare Corp 6.000% 10/01/20	75,000	76,688
Tenet Healthcare Corp - 144A 8.125% 04/01/22	60,000	62,625
Tenet Healthcare Corp 8.000% 08/01/20	225,000	238,500
Tenet Healthcare Corp 4.750% 06/01/20	135,000	129,938
Tenet Healthcare Corp 6.750% 02/01/20	30,000	29,925
USPI Finance Corp 9.000% 04/01/20	90,000	98,775
Valeant Pharmaceuticals - 144A 7.000% 10/01/20	110,000	116,600
Valeant Pharmaceuticals - 144A 6.750% 08/15/21	80,000	83,200
Valeant Pharmaceuticals - 144A 7.250% 07/15/22	105,000	111,825
Valeant Pharmaceuticals 7.500% 07/15/21	110,000	118,525
		3,715,673

Industrials (12.7%)
Acco Brands Corp 6.750% 04/30/20	75,000	75,094
#ADT Corp - 144A 6.250% 10/15/21	55,000	55,825
ADS Waste Holdings - 144A 8.250% 10/01/20	55,000	58,025
Aircastle Ltd 9.750% 08/01/18	80,000	88,400
Aircastle Ltd 6.750% 04/15/17	20,000	21,400
Aircastle Ltd 7.625% 04/15/20	40,000	44,200
Amsted Industries - 144A 8.125% 03/15/18	105,000	111,300
Ashtead Capital Inc - 144A 6.500% 07/15/22	40,000	42,300
Associated Materials Inc 9.125% 11/01/17	50,000	53,125
Avis Budget Car Rental 8.250% 01/15/19	125,000	135,625
Avis Budget Car Rental 4.875% 11/15/17	5,000	5,100
Avis Budget Car Rental 5.500% 04/01/23	95,000	87,875
Belden Inc - 144A 5.500% 09/01/22	105,000	101,325
Bombardier Inc - 144A 7.750% 03/15/20	45,000	50,850
Bombardier Inc - 144A 6.125% 01/15/23	80,000	80,000
Building Materials Corp - 144A 6.875% 08/15/18	20,000	21,375
Building Materials Corp - 144A 6.750% 05/01/21	60,000	64,500
CDW LLC/CDW Finance 8.500% 04/01/19	185,000	204,425
CEVA Group Plc - 144A 8.375% 12/01/17	150,000	151,125
Case New Holland Inc 7.875% 12/01/17	40,000	46,500
Clean Harbors Inc 5.250% 08/01/20	85,000	84,150
RR Donnelley & Sons Co 7.000% 02/15/22	15,000	15,075
Eagle Midco Inc - 144A 9.000% 06/15/18	35,000	35,175
FGI Operating Co LLC - 144A 7.875% 05/01/20	70,000	72,800
GenCorp, Inc. - 144A 7.125% 03/15/21	120,000	125,700
General Cable Corp - 144A 5.750% 10/01/22	60,000	57,450
Great Lakes Dredge & Dock 7.375% 02/01/19	115,000	114,137
Griffon Corp 7.125% 04/01/18	75,000	79,500
H&E Equipment Services 7.000% 09/01/22	80,000	85,200
Hertz Corp 7.500% 10/15/18	150,000	161,625
Hertz Corp 5.875% 10/15/20	55,000	56,650
Hillman Group Inc 10.875% 06/01/18	105,000	113,400
(1)Interline Brands Inc 10.000% 11/15/18	30,000	32,775
Interline Brands Inc 7.500% 11/15/18	70,000	74,112
Iron Mountain Inc 6.000% 08/15/23	75,000	74,438
Jack Cooper Holdings Corp - 144A 9.250% 06/01/20	55,000	58,850
Manitowoc Company Inc 8.500% 11/01/20	120,000	133,500
Mueller Water Products 8.750% 09/01/20	40,000	44,000
NXP BV/NXP Funding LLC - 144A 9.750% 08/01/18	100,000	112,350
NXP BV/NXP Funding LLC 5.750% 02/15/21	200,000	203,000
Oshkosh Corp 8.250% 03/01/17	65,000	69,387
Oshkosh Corp 8.500% 03/01/20	65,000	71,662
PNK Finance Corp 6.375% 08/01/21	25,000	25,500
Pinnacle Operating Corp - 144A 9.000% 11/15/20	15,000	15,356
Ply Gem Industriers 8.250% 02/15/18	18,000	19,260
Renaissance Acquisition - 144A 6.875% 08/15/21	35,000	34,562
United Rentals North Am 8.250% 02/01/21	100,000	111,000
Schaeffler Finance BV - 144A 8.500% 02/15/19	200,000	223,000
Sensata Technologies - 144A 6.500% 05/15/19	155,000	166,625
Terex Corp 6.500% 04/01/20	65,000	68,250
Terex Corp 6.000% 05/15/21	115,000	116,293
Titan International Inc 7.875% 10/01/17	20,000	21,290
Trinseo Op / Fin - 144A 8.750% 02/01/19	95,000	94,288
Triumph Group Inc 4.875% 04/01/21	60,000	57,750
United Rentals North Am 9.250% 12/15/19	100,000	112,000
United Rentals North Am 8.375% 09/15/20	30,000	33,225
UR Financing Escrow Corp 7.625% 04/15/22	30,000	32,625
UR Financing Escrow Corp 7.375% 05/15/20	80,000	86,200
Watco Cos LLC/Finance Co 6.375% 04/01/23	45,000	44,550
		4,635,079

Information Technology (7.7%)
ACI Worldwide Inc - 144A 6.375% 08/15/20	55,000	55,963
Activision Blizzard - 144A 5.625% 09/15/21	20,000	20,025
Activision Blizzard - 144A 6.125% 09/15/23	10,000	10,050
Amkor Technologies Inc 7.375% 05/01/18	45,000	47,306
Amkor Technologies Inc 6.625% 06/01/21	15,000	14,588
Amkor Technology Inc 6.375% 10/01/22	35,000	33,425
Anixter Inc 5.625% 05/01/19	40,000	41,200
Aspect Software Inc 10.625% 05/15/17	65,000	64,838
Audatex North America Inc - 144A 6.000% 06/15/21	50,000	51,000
BMC Software Finance Inc - 144A 8.125% 07/15/21	35,000	36,313
Commscope Inc - 144A 8.250% 01/15/19	115,000	125,638
Epicor Software Corp 8.625% 05/01/19	110,000	117,425
First Data Corp - 144A 8.875% 08/15/20	110,000	121,275
First Data Corp - 144A 8.250% 01/15/21	35,000	36,138
(1)First Data Corp - 144A 8.750% 01/15/22	328,000	341,940
First Data Corp 12.625% 01/15/21	172,000	189,200
First Data Corp - 144A 7.375% 06/15/19	35,000	36,838
First Data Corp - 144A 6.750% 11/01/20	145,000	150,075
Freescale Semiconductor - 144A 10.125% 03/15/18	23,000	25,139
Freescale Semiconductor - 144A 9.250% 04/15/18	105,000	113,663
Hawk Acquisition Sub Inc - 144A 4.250% 10/15/20	130,000	123,988
Infor US Inc 11.500% 07/15/18	55,000	63,525
Infor US Inc 9.375% 04/01/19	105,000	117,338
Alcatel-Lucent USA Inc 6.450% 03/15/29	125,000	105,625
SunEdison Inc 7.750% 04/01/19	95,000	98,325
MagnaChip Semiconductor - 144A 6.625% 07/15/21	75,000	74,063
Mantech International 7.250% 04/15/18	85,000	89,888
(1)PC Nextco Holdings/Fin 8.750% 08/15/19	35,000	35,000
Sinclair Television Group - 144A 9.250% 11/01/17	85,000	89,429
Sinclair Television Group 8.375% 10/15/18	30,000	32,850
Sinclair Television Group 5.375% 04/01/21	95,000	90,250
Sinclair Television Group 6.125% 10/01/22	40,000	39,700
Sungard Data Systems Inc 7.375% 11/15/18	90,000	95,400
Sungard Data Systems Inc 7.625% 11/15/20	25,000	26,750
Sungard Data Systems Inc 6.625% 11/01/19	85,000	86,700
		2,800,870

Materials (6.8%)
*Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	212,000
Ashland Inc 4.750% 08/15/22	50,000	46,875
Ashland Inc 3.875% 04/15/18	35,000	34,563
Atkore International Inc 9.875% 01/01/18	85,000	91,800
(1)Boe Merger Corp - 144A 9.500% 11/01/17	35,000	36,400
(1)Boe Intermediate Hldng Co - 144A 9.000% 11/01/17	30,000	31,350
Bway Holding Co 10.000% 06/15/18	100,000	109,000
FMG Resources - 144A 6.875% 02/01/18	75,000	78,375
FMG Resources - 144A 8.250% 11/01/19	140,000	150,850
Hexion US Finance Corp 6.625% 04/15/20	135,000	135,000
Hexion Us Fin/Nova Scoti 8.875% 02/01/18	100,000	103,500
Hexion US Fin/Nova Scoti 9.000% 11/15/20	55,000	53,763
Huntsman International LLC 8.625% 03/15/20	35,000	38,500
Huntsman International LLC 8.625% 03/15/21	50,000	55,500
Huntsman International LLC 4.875% 11/15/20	65,000	61,588
Ineos Finance PLC - 144A 8.375% 02/15/19	200,000	220,500
LSB Industries - 144A 7.750% 08/01/19	95,000	98,563
Noranda Aluminium Acquisition - 144A 11.000% 06/01/19	40,000	35,800
Novelis Inc 8.375% 12/15/17	80,000	85,800
Novelis Inc 8.750% 12/15/20	25,000	27,438
Packaging Dynamics Corp - 144A 8.750% 02/01/16	75,000	77,625
Polyone Corp 7.375% 09/15/20	75,000	82,500
Polypore International 7.500% 11/15/17	100,000	106,000
Rain CII Carbon LLC - 144A 8.000% 12/01/18	35,000	35,263
(1)Reichhold Industries Inc - 144A 11.000% 05/08/17	158,123	121,755
Rockwood Specialities Group 4.625% 10/15/20	45,000	45,225
Scotts Miracle-Gro Co 6.625% 12/15/20	25,000	26,563
Sealed Air Corp - 144A 8.375% 09/15/21	85,000	96,263
Sealed Air Corp - 144A 6.500% 12/01/20	35,000	36,663
Tekni-Plex Inc - 144A 9.750% 06/01/19	43,000	48,375
Vulcan Materials 7.500% 06/15/21	80,000	89,200
		2,472,597

Telecommunication Services (10.3%)
Block Communications Inc - 144A 7.250% 02/01/20	65,000	68,250
Centurylink Inc 5.800% 03/15/22	210,000	197,400
Centurylink Inc 5.625% 04/01/20	50,000	48,813
Cogent Communications - 144A 8.375% 02/15/18	60,000	65,400
Crown Castle Intl Corp 5.250% 01/15/23	90,000	82,800
Everest Acq LLC 9.375% 05/01/20	140,000	157,500
Everest Acq LLC 6.875% 05/01/19	60,000	64,050
GCI Inc 8.625% 11/15/19	80,000	83,800
GCI Inc 6.750% 06/01/21	55,000	51,975
(1)IPCS Inc 3.515% 05/01/14	77,001	77,001
Intelsat Luxembourg Holdings - 144A 7.750% 06/01/21	130,000	134,550
Intelsat Luxembourg Holdings - 144A 8.125% 06/01/23	60,000	63,300
Intelsat Jackson Holdings 7.250% 10/15/20	300,000	320,250
Intelsat Jackson Holdings 7.500% 04/01/21	40,000	43,200
Intelsat Jackson Holdings - 144A 6.625% 12/15/22	90,000	89,325
Level 3 Financing Inc 9.375% 04/01/19	45,000	49,613
Level 3 Financing Inc 8.625% 07/15/20	85,000	92,863
Level 3 Financing Inc 8.125% 07/01/19	85,000	90,950
Metropcs Wireless Inc 7.875% 09/01/18	60,000	64,875
Metropcs Wireless Inc - 144A 6.250% 04/01/21	50,000	50,250
Metropcs Wireless Inc - 144A 6.625% 04/01/23	50,000	50,125
NII International Telecom Sa - 144A 7.875% 08/15/19	35,000	31,763
Paetec Corp 9.875% 12/01/18	100,000	111,250
SBA Telecommunications 8.250% 08/15/19	39,000	42,120
Sabine Pass Liquefaction - 144A 5.625% 02/01/21	100,000	97,875
*Sprint Capital Corp 8.750% 03/15/32	570,000	579,263
Sprint Capital Corp - 144A 9.000% 11/15/18	220,000	257,950
Sprint Corp - 144A 7.250% 09/15/21	45,000	45,450
Sprint Corp - 144A 7.875% 09/15/23	85,000	86,700
TW Telecom Holdings Inc - 144A 5.375% 10/01/22	45,000	42,975
Wind Acquisition Fin SA - 144A 7.250% 02/15/18	200,000	207,000
Windstream Corp 7.750% 10/01/21	140,000	144,550
Windstream Corp 7.500% 04/01/23	35,000	34,563
Windstream Corp 6.375% 08/01/23	60,000	54,900
Windstream Corp - 144A 7.750% 10/01/21	55,000	56,788
		3,739,437

Utilities (0.9%)
AES Corp 8.000% 06/01/20	45,000	51,300
AES Corp 4.875% 05/15/23	20,000	18,700
Calpine Corp - 144A 7.875% 07/31/20	12,000	12,930
Calpine Corp - 144A 7.500% 02/15/21	88,000	93,500
Calpine Corp - 144A 7.875% 01/15/23	22,000	23,155
NRG Energy Inc 8.250% 09/01/20	30,000	32,925
NRG Energy Inc 7.625% 01/15/18	55,000	60,913
NRG Energy Inc 7.875% 05/15/21	20,000	21,400
SBA Telecommunications 5.750% 07/15/20	15,000	14,887
		329,710

TOTAL CORPORATE BONDS (COST: $35,064,225)		$35,986,731

SHORT-TERM SECURITIES (1.2%)	Shares
(2)Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $418,744)	418,744	$418,744

TOTAL INVESTMENTS IN SECURITIES (COST: $35,482,969) (100.0%)		$36,405,475
OTHER ASSETS LESS LIABILITIES (0.0%)		13,382

NET ASSETS (100.0%)		$36,418,857

(1)	Interest or dividend is paid-in-kind, when applicable.

(2)	Variable rate security. The rates for these securities are as of September 30, 2013.

144A -	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid and amount to $10,899,771, representing 29.9% of net assets.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#	When-issued purchase as of September 30, 2013.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments September 30, 2013 (unaudited)
	Quantity	Fair Value
COMMON STOCK (91.5%)

Energy (63.2%)
*Athlon Energy Inc	100,000	$3,270,000
*Atwood Oceanics	217,000	11,943,680
*Basic Energy Svcs	167,000	2,110,880
*C&J Energy Services Inc	341,000	6,847,280
*Cameron International Corp	400,000	23,348,000
*Concho Resources Inc	60,000	6,528,600
*Continental Resources Inc	183,000	19,628,580
*Diamondback Energy	105,000	4,477,200
*Dresser-Rand Group Inc	300,000	18,720,000
EOG Resources Inc	91,600	15,506,048
Enbridge Inc	306,000	12,772,440
*FMC Technologies, Inc.	108,000	5,985,360
Halliburton Company	638,000	30,719,700
Helmerich & Payne Inc	158,000	10,894,100
HollyFrontier Corp	234,000	9,853,740
Kinder Morgan Inc	389,000	13,836,730
*Kodiak Oil & Gas Corp	1,201,000	14,484,060
National Oilwell Varco Inc	360,000	28,119,600
*Oasis Petroleum	473,000	23,238,490
Phillips 66	100,000	5,782,000
Pioneer Natural Resources	156,000	29,452,800
*Sanchez Energy Corp	326,000	8,609,660
Schlumberger Ltd	124,500	11,000,820
*Superior Energy Services	553,000	13,847,120
Tesoro Corp	135,000	5,937,300
*Triangle Petroleum Corp	925,000	9,083,500
Valero Energy Corp	179,500	6,129,925
*Whiting Petroleum Corp	254,000	15,201,900
Williams Companies Inc	416,000	15,125,760
*Weatherford International Ltd	535,000	8,201,550
		390,656,823

Industrials (15.3%)
Canadian Pacific Railway LTD	80,000	9,864,000
Caterpillar Inc	55,000	4,585,350
*Chart Industries Inc	83,000	10,212,320
Chicago Bridge & Iron	224,000	15,180,480
Fluor Corp	310,000	21,997,600
KBR Inc	369,000	12,044,160
Trinity Industries Inc	232,000	10,521,200
Union Pacific Corp	64,000	9,941,760
		94,346,870

Materials (7.4%)
CF Industries Holdings Inc	48,000	10,119,840
Monsanto Company	95,000	9,915,150
Silica Holdings Inc	460,000	11,454,000
Westlake Chemical Corp	55,000	5,756,300
Lyondellbasell Indu Class A	113,000	8,274,990
		45,520,280

Utilities (5.6%)
MDU Resources Group Inc	910,000	25,452,700
ONEOK Inc	175,000	9,331,000
		34,783,700

TOTAL COMMON STOCKS (COST: $484,125,210)		$565,307,673

SHORT-TERM SECURITIES (8.5%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $52,291,508)	52,291,508	$52,291,508

TOTAL INVESTMENTS IN SECURITIES (COST: $536,416,718) (100.0%)		$617,599,181
OTHER ASSETS LESS LIABILITIES (0.0%)		63,700

NET ASSETS (100.0%)		$617,662,881

*	Non-income producing

^	Variable rate security; rate shown represents rate as of September 30, 2013

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments September 30, 2013 (unaudited)
	Quantity	Fair Value
COMMON STOCK (92.7%)

Consumer Discretionary (12.8%)
*Buffalo Wild Wings Inc	4,300	$478,246
Walt Disney Company	15,500	999,595
Ford Motor Co	55,500	936,285
Lowe's Companies Inc	7,000	333,270
McDonalds Corp	3,500	336,735
Target Corp	7,800	499,044
*Toll Brothers Inc.	12,000	389,160
		3,972,335

Consumer Staples (8.8%)
Coca-Cola Enterprises	8,000	321,680
General Mills Inc	6,500	311,480
Mondelez International Inc	29,000	911,180
PepsiCo Inc	4,500	357,750
Whole Foods Market Inc.	14,000	819,000
		2,721,090

Energy (10.9%)
Anadarko Petroleum	6,000	557,940
*Continental Resources Inc	3,900	418,314
Halliburton Company	12,000	577,800
National Oilwell Varco Inc	6,100	476,471
Pioneer Natural Resources	5,500	1,038,400
Valero Energy Corp	9,000	307,350
		3,376,275

Financials (15.3%)
Aflac, Inc	7,500	464,925
BlackRock Inc	3,000	811,860
JP Morgan Chase & Co	14,400	744,336
PNC Financial Services Group Inc	8,300	601,335
Prudential Finl	7,000	545,860
*Realogy Holdings Corp	8,000	344,160
Wells Fargo & Company	29,900	1,235,468
		4,747,944

Health Care (10.1%)
Aetna US Healthcare	4,000	256,080
*Express Scripts Holding Co	10,000	617,800
Johnson & Johnson	9,500	823,555
ST Jude Medical Inc	9,000	482,760
Thermo Fisher Scientific Inc	10,200	939,930
		3,120,125

Industrials (8.7%)
Caterpillar Inc	7,000	583,590
*Chart Industries Inc	5,000	615,200
Cummins Inc	1,400	186,018
General Electric Co	8,000	191,120
KBR Inc	15,000	489,600
Union Pacific Corp	4,000	621,360
		2,686,888

Information Technology (15.1%)
Apple Inc	2,000	953,500
*Cognizant Technology Solutions Corp	12,000	985,440
EMC Corp	20,000	511,200
*Google Inc - Class A	520	455,473
Intel Corp	26,200	600,504
Qualcomm Inc	6,400	431,104
Xerox Corp	70,000	720,300
		4,657,521

Materials (5.0%)
CF Industries Holdings Inc	900	189,747
Methanex Corp	7,000	358,890
Lyondellbasell Indu Class A	13,700	1,003,251
		1,551,888

Telecommunication Services (2.5%)
AT&T Inc	12,000	405,840
Verizon Communications Inc	7,700	359,282
		765,122

Utilities (3.5%)
MDU Resources Group Inc	39,000	1,090,830

TOTAL COMMON STOCKS (COST: $25,333,916)		$28,690,018

SHORT-TERM SECURITIES (7.2%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $2,238,412)	2,238,412	$2,238,412

TOTAL INVESTMENTS IN SECURITIES (COST: $27,572,328) (99.9%)		$30,928,430
OTHER ASSETS LESS LIABILITIES (0.1%)		24,588

NET ASSETS (100.0%)		$30,953,018

*	Non-income producing

^	Variable rate security; rate shown represents rate as of September 30, 2013

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments September 30, 2013 (unaudited)
	Quantity	Fair Value
COMMON STOCK (97.8%)

Consumer Discretionary (8.4%)
Leggett & Platt Inc	9,900	$298,485
McDonalds Corp	7,000	673,470
Target Corp	3,800	243,124
		1,215,079

Consumer Staples (24.6%)
Altria Group Inc	19,100	656,085
Clorox Co/The	4,000	326,880
Coca-Cola Co/The	9,800	371,224
General Mills Inc	4,200	201,264
Kimberly-Clark Corp	6,000	565,320
Lorillard Inc	6,100	273,158
PepsiCo Inc	6,800	540,600
Procter & Gamble Co/The	8,400	634,956
		3,569,487

Energy (12.0%)
Chevron Corp	4,300	522,450
Exxon Mobil Corp	600	51,624
HollyFrontier Corp	6,100	256,871
Kinder Morgan Inc	3,900	138,723
Occidental Petroleum Corp	5,100	477,054
Williams Companies Inc	8,400	305,424
		1,752,146

Financials (7.9%)
Aflac, Inc	4,300	266,557
Cincinnati Financial Corp	5,400	254,664
Mercury General Corp	4,200	202,902
Old Republic Intl Corp	9,000	138,600
Wells Fargo & Company	6,800	280,976
		1,143,699

Health Care (7.7%)
Cardinal Health	7,700	401,555
Johnson & Johnson	8,200	710,858
		1,112,413

Industrials (6.2%)
Emerson Electric Co	9,000	582,300
General Electric Co	13,600	324,904
		907,204

Information Technology (4.5%)
Automatic Data Processing, Inc	4,000	289,520
Intel Corp	6,500	148,980
Microsoft Corp	6,600	219,846
		658,346

Materials (6.0%)
Air Products & Chemical	4,700	500,879
Dow Chemical Co/The	9,500	364,800
		865,679

Telecommunication Services (5.9%)
AT&T Inc	17,200	581,704
Verizon Communications Inc	5,900	275,294
		856,998

Utilities (14.6%)
Alliant Energy Corp	5,400	267,570
American Electric Power	2,600	112,710
Black Hills Corp	3,200	159,552
Consolidated Edison Inc	5,200	286,728
Dominion Resources	2,600	162,448
MDU Resources Group Inc	23,000	643,310
Southern Company	6,500	267,670
Vectren Corp	6,700	223,445
		2,123,433

TOTAL COMMON STOCKS (COST: $13,470,075)		$14,204,484

SHORT-TERM SECURITIES (2.5%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.010% (COST: $356,240)	356,240	$356,240

TOTAL INVESTMENTS IN SECURITIES (COST: $13,826,315) (100.3%)		$14,560,724
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(41,534)

NET ASSETS (100.0%)		$14,519,190

^	Variable rate security; rate shown represents rate as of September 30, 2013

NOTE: INVESTMENT IN SECURITIES (unaudited)
September 30, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund
Investments at cost	$35,482,969	$536,416,718	$27,572,328	$13,826,315
Unrealized appreciation	$1,406,883	$87,061,709	$3,797,376	$992,770
Unrealized depreciation	($484,377)	($5,879,246)	($441,274)	($258,361)
Net unrealized appreciation (depreciation)*	$922,506	$81,182,463	$3,356,102	$734,409

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2013:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$418,744	$0	$0	$418,744
Corporate Bonds	0	35,986,731	0	35,986,731
Total	$418,744	$35,986,731	$0	$36,405,475

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$52,291,508	$0	$0	$52,291,508
Common Stock	565,307,673	0	0	565,307,673
Total	$617,599,181	$0	$0	$617,599,181

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$2,238,412	$0	$0	$2,238,412
Common Stock	28,690,018	0	0	28,690,018
Total	$30,928,430	$0	$0	$30,928,430

Integrity Dividend Harvest Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$356,240	$0	$0	$356,240
Common Stock	14,204,484	0	0	14,204,484
Total	$14,560,724	$0	$0	$14,560,724

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 25, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 25, 2013